Available-For-Sale And Held-To-Maturity Securities (Schedule Of Gross Unrealized Losses And The Estimated Fair Value By Length Of Time In A Loss Position) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	$ (8,532)
Available-for-sale Securities, Estimated fair value, Less than 12 months	800,808
Available-for-sale Securities, Gross unrealized losses, 12 months or more	(12,257)
Available-for-sale Securities, Estimated fair value, 12 months or more	483,682
Available-for-sale Securities, Gross unrealized losses, Total	(20,789)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	1,284,490
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(809)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	115,845
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(17,298)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	740,715
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss, Total	(18,107)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	856,560
U.S. Government Agency Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	(39)
Available-for-sale Securities, Estimated fair value, Less than 12 months	4,983
Available-for-sale Securities, Gross unrealized losses, Total	(39)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	4,983
State And Municipal Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	(59)
Available-for-sale Securities, Estimated fair value, Less than 12 months	2,797
Available-for-sale Securities, Gross unrealized losses, 12 months or more	(4,073)
Available-for-sale Securities, Estimated fair value, 12 months or more	67,762
Available-for-sale Securities, Gross unrealized losses, Total	(4,132)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	70,559
Corporate Fixed Income Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	(2,513)
Available-for-sale Securities, Estimated fair value, Less than 12 months	504,591
Available-for-sale Securities, Gross unrealized losses, 12 months or more	(3,139)
Available-for-sale Securities, Estimated fair value, 12 months or more	185,879
Available-for-sale Securities, Gross unrealized losses, Total	(5,652)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	690,470
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(37)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	9,965
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss, Total	(37)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	9,965
Asset-Backed Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	(4,897)
Available-for-sale Securities, Estimated fair value, Less than 12 months	175,074
Available-for-sale Securities, Gross unrealized losses, Total	(4,897)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	175,074
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(29)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	29,399
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(1,833)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	42,906
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss, Total	(1,862)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	72,305
Mortgage Backed Securities [Member] | Agency [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than 12 months	(1,024)
Available-for-sale Securities, Estimated fair value, Less than 12 months	113,363
Available-for-sale Securities, Gross unrealized losses, 12 months or more	(1,957)
Available-for-sale Securities, Estimated fair value, 12 months or more	158,880
Available-for-sale Securities, Gross unrealized losses, Total	(2,981)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	272,243
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(743)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	76,481
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(15,465)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	697,809
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss, Total	(16,208)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	774,290
Mortgage Backed Securities [Member] | Commercial [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, 12 months or more	(3,088)
Available-for-sale Securities, Estimated fair value, 12 months or more	71,161
Available-for-sale Securities, Gross unrealized losses, Total	(3,088)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	$ 71,161